Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Distributions of per common share	$ 80,000	$ 260,417